Share-Based Compensation (Details) - Schedule of Option Pricing Model and Adopted Fair Value Per Share - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Option Pricing Model and Adopted Fair Value Per Share [Line Items]
Fair value per share (US$) (in Dollars per share)	[1]
Discount rate (after tax)	[1]
Risk-free interest rate		3.88%		[1]	1.66%	[1]
Expected volatility		64.20%		[1]
Contractual term (in years)	[1]	10 years			10 years
Discount for lack of marketability (“DLOM”)	[1]
Minimum [Member]
Schedule of Option Pricing Model and Adopted Fair Value Per Share [Line Items]
Fair value per share (US$) (in Dollars per share)	[1]	$ 6.33			$ 3.81
Discount rate (after tax)	[1]				16.50%
Risk-free interest rate	[1]
Expected volatility	[1]				42.05%
Discount for lack of marketability (“DLOM”)	[1]				7.00%
Maximum [Member]
Schedule of Option Pricing Model and Adopted Fair Value Per Share [Line Items]
Fair value per share (US$) (in Dollars per share)	[1]	$ 6.37			$ 5.58
Discount rate (after tax)	[1]				18.00%
Risk-free interest rate	[1]
Expected volatility	[1]				54.06%
Discount for lack of marketability (“DLOM”)	[1]				12.00%
Restricted Shares [Member]
Schedule of Option Pricing Model and Adopted Fair Value Per Share [Line Items]
Discount rate (after tax)			16.50%
Discount for lack of marketability (“DLOM”)			10.00%
Restricted Shares [Member] | Minimum [Member]
Schedule of Option Pricing Model and Adopted Fair Value Per Share [Line Items]
Fair value per share (US$) (in Dollars per share)		$ 4.9	$ 3.81		$ 3.81
Discount rate (after tax)		15.00%			16.50%
Discount for lack of marketability (“DLOM”)		5.00%			7.00%
Restricted Shares [Member] | Maximum [Member]
Schedule of Option Pricing Model and Adopted Fair Value Per Share [Line Items]
Fair value per share (US$) (in Dollars per share)		$ 5.45	$ 4.08		$ 5.58
Discount rate (after tax)		16.00%			18.00%
Discount for lack of marketability (“DLOM”)		10.00%			12.00%

[1]	There were no grants for options for the year ended December 31, 2022.